ATA Creativity Global ("Parent Company") - Condensed Statements of Comprehensive Income (Loss) (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Cost of revenues	¥ 137,801,526	$ 19,705,356	¥ 126,795,209	¥ 106,961,759
Operating expenses	(194,597,948)	(27,827,136)	(184,484,040)	(156,183,978)
Foreign currency exchange losses, net	(19,401)	(2,774)	(18,989)	(4,876)
Loss before income taxes	(51,625,726)	(7,382,379)	(42,499,563)	(40,522,250)
Income tax expense	(3,578,203)	(511,676)	(6,401,691)	(6,811,709)
Net loss attributable to ATA Creativity Global	(48,047,494)	(6,870,699)	(36,097,777)	(33,660,245)
Comprehensive loss attributable to ATA Creativity Global	(48,542,125)	(6,941,430)	(36,045,453)	(33,661,667)
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Cost of revenues	(70,406)	(10,068)	(146,109)	(74,827)
Operating expenses	(4,904,148)	(701,284)	(6,750,893)	(5,141,980)
Provision for loan receivables	2,485,349	355,400
Investment loss	(45,582,703)	(6,518,240)	(29,233,857)	(28,469,235)
Interest income	24,417	3,492	33,082	25,802
Foreign currency exchange losses, net	(3)			(5)
Loss before income taxes	(48,047,494)	(6,870,700)	(36,097,777)	(33,660,245)
Net loss attributable to ATA Creativity Global	(48,047,494)	(6,870,700)	(36,097,777)	(33,660,245)
Other comprehensive income (loss)	(494,631)	(70,731)	52,324	(1,422)
Comprehensive loss attributable to ATA Creativity Global	¥ (48,542,125)	$ (6,941,431)	¥ (36,045,453)	¥ (33,661,667)